Schedule of tax expense attributable to loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
- Current income tax	$ (37,788)	$ 35,671
- Movements in deferred tax liabilities	(118,000)	(163,000)
Tax credit attributable to loss	$ (155,788)	$ (127,329)